Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay S&P 500 Index Fund (First Prospectus Summary) | MainStay S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay S&P 500 Index Fund
Supplement	ck0001469192_SupplementTextBlock

MAINSTAY FUNDS TRUST

MainStay S&P 500 Index Fund

Supplement dated August 4, 2017 (“Supplement”) to the Summary Prospectus, Prospectus and
Statement of Additional Information, each dated February 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information.

1.	Effective immediately, the Summary Prospectus and Prospectus are revised as follows:

a.	The table and footnotes in the section entitled “Fee and Expenses of the Fund,” as well as the table in the section entitled “Example” are revised as follows:

Fees and Expenses of the Fund

	Class A	Investor Class	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.16%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None
Other Expenses	0.12%	0.35%	0.11%
Total Annual Fund Operating Expenses	0.53%	0.76%	0.27%

1.	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2.	Restated to reflect current management fees. The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.

Example

Expenses After	Class A	Investor	Class I
Class
1 Year	$ 353	$ 375	$ 28
3 Years	$ 465	$ 536	$ 87
5 Years	$ 587	$ 710	$ 152
10 Years	$ 945	$ 1,214	$ 343

b.	The section entitled, “Know With Whom You Are Investing: Additional Information Regarding Fee Waivers: Contractual,” is revised to include the following waiver:

MainStay S&P 500 Index Fund: Class A, 0.60%, with an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes.

2.	Effective immediately, the Statement of Additional Information is revised as follows:

    The table in the section entitled “The Manager, the Subadvisors, and the Distributor: Subadvisory Agreements” is amended to reflect a revised subadvisory fee for the Fund as follows:

FUND NAME	ANNUAL RATE
MainStay S&P 500 Index Fund	0.08% on assets up to $2.5 billion; and 0.075% on assets over $2.5 billion

Expense, Heading	rr_ExpenseHeading	Fee and Expenses of the Fund
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
MainStay S&P 500 Index Fund (First Prospectus Summary) | MainStay S&P 500 Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.16%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	$ 353
3 Years	rr_ExpenseExampleYear03	465
5 Years	rr_ExpenseExampleYear05	587
10 Years	rr_ExpenseExampleYear10	$ 945
MainStay S&P 500 Index Fund (First Prospectus Summary) | MainStay S&P 500 Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.16%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	$ 375
3 Years	rr_ExpenseExampleYear03	536
5 Years	rr_ExpenseExampleYear05	710
10 Years	rr_ExpenseExampleYear10	$ 1,214
MainStay S&P 500 Index Fund (First Prospectus Summary) | MainStay S&P 500 Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.16%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
1 Year	rr_ExpenseExampleYear01	$ 28
3 Years	rr_ExpenseExampleYear03	87
5 Years	rr_ExpenseExampleYear05	152
10 Years	rr_ExpenseExampleYear10	$ 343

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
[2]	Restated to reflect current management fees. The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.